Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Share
11. Earnings Per Share
Basic earnings per share is calculated by dividing the net income (loss) attributable to Alight, Inc. by the weighted average number of shares of Class A Common Stock issued and outstanding. The computation of diluted earnings per share reflects the potential dilution that could occur if dilutive securities and other contracts to issue shares were exercised or converted into shares or resulted in the issuance of shares that would then share in the net income of Alight, Inc. The Company’s Class V Common Stock and Class Z Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities and have not been included in either the basic or diluted earnings per share calculations.
In conjunction with the Business Combination, the Company issued Seller Earnouts contingent consideration, which is payable in the Company’s Common Stock when the related market conditions are achieved. As the related conditions to pay the consideration had not been satisfied as of March 31, 2023, the Seller Earnouts were excluded from the diluted earnings per share calculations.
Basic and diluted (net loss) earnings per share are as follows (in millions, except for share and per share amounts):

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Basic and diluted (net loss) earnings per share:
Numerator
Net (loss) income attributable to Alight, Inc. – basic and diluted	$(68)	$(11)
Denominator
Weighted-average shares outstanding – basic	476,145,761	456,838,216

Basic and diluted (net loss) earnings per share	$(0.14)	$(0.02)

For the three months ended March 31, 2023, 44,135,874 Alight Holdings Class A units related to noncontrolling interests and 10,412,840 unvested RSUs were not included in the computation of diluted shares outstanding as their impact would have been anti-dilutive. For the three months ended March 31, 2022, 76,220,431 Alight Holdings Class A units related to noncontrolling interests and 11,137,394 unvested RSUs, were not included in the computation of diluted shares outstanding as their impact would have been anti-dilutive.
In addition, for the three months ended March 31, 2023 and 2022, 14,999,998 shares, respectively, related to the Seller Earnouts were excluded from the calculation of basic and diluted earnings per share. For the three months ended March 31, 2023 and 2022, 31,079,227 and 35,501,399, respectively, unvested PRSUs were excluded from the calculation of basic and diluted earnings per share. These share amounts were calculated based on expected achievement levels and were excluded as the performance conditions were not met as of the end of the respective periods.

11. Earnings Per Share
Basic earnings per share is calculated by dividing the net (loss) income attributable to Alight, Inc. by the weighted average number of shares of Class A Common Stock issued and outstanding for the Successor period. The computation of diluted earnings per share reflects the potential dilution that could occur if dilutive securities and other contracts to issue shares were exercised or converted into shares or resulted in the issuance of shares that would then share in the net income of Alight, Inc. The Company’s Class V Common Stock and Class Z Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities and have not been included in either the basic or diluted earnings per share calculations.
In conjunction with the Business Combination, the Company issued Seller Earnouts contingent consideration, which is payable in the Company’s Common Stock when the related market conditions are achieved. As the related conditions to pay the consideration had not been satisfied as of the end of the Successor period, the Seller Earnouts were excluded from the diluted earnings per share calculations.
Basic and diluted (net loss) earnings per share are as follows (in millions, except for share and per share amounts):

	Year Ended December 31, 2022	Six Months Ended December 31, 2021
Basic and diluted (net loss) earnings per share:
Numerator
Net (loss) income attributable to Alight, Inc.—basic and diluted	$(62)	$(35)
Denominator

Weighted-average shares outstanding—basic and diluted	458,558,192	439,800,624

Basic and diluted (net loss) earnings per share	$(0.14)	$(0.08)

For the Successor year ended December 31, 2022, 74,665,373 units related to noncontrolling interests and 7,624,817 unvested RSUs were not included in the computation of diluted shares outstanding as their impact would have been anti-dilutive. In addition, 14,999,998 shares related to the Seller Earnouts and 32,852,974 unvested PRSUs were excluded from the calculation of basic and diluted earnings per share as the market and performance conditions had not yet been met as of the end of the period.